Commitments and Contingencies - Additional Information (Detail)		3 Months Ended				12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Facility	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) Facility	Dec. 15, 2019 USD ($)
Commitments And Contingencies [Line Items]
Amount still available for additional borrowings		$ 1,000,000,000.0				$ 1,000,000,000.0
Available lines of credit		105,300,000				105,300,000
Property, plant and equipment, gross		2,690,768,000		$ 2,492,938,000		2,690,768,000
Bank guarantees and pledged assets to pursue defenses related to other contingencies						27,700,000
Product liability accrual period expense						5,000,000.0
Aggregate amount paid				3,000,000.0		16,000,000.0
Amount paid			$ 13,000,000.0
Reimbursement to supplier for product recall						13,100,000
Property, plant and equipment		1,386,920,000		1,241,152,000		1,386,920,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Estimated maximum future costs of environmental liabilities for identified sites (less than $5 million)		0				0
Maximum [Member]
Commitments And Contingencies [Line Items]
Estimated maximum future costs of environmental liabilities for identified sites (less than $5 million)		10,000,000				10,000,000
Hangzhou, China [Member]
Commitments And Contingencies [Line Items]
Proceeds from Sale of Land Held-for-use		4,400,000
CHINA
Commitments And Contingencies [Line Items]
Property, plant and equipment, gross		$ 201,000,000				$ 201,000,000
Number of plants | Facility		8				8
Property, plant and equipment		$ 188,194,000		$ 178,502,000		$ 188,194,000
Zhejiang Ingredients Plant [Member] | Zhejiang, China [Member]
Commitments And Contingencies [Line Items]
Possible compensation payments for relocation		50,000,000				50,000,000
Pledged assets [Member]
Commitments And Contingencies [Line Items]
The amount of pledged assets, principally PP&E to cover income tax and indirect tax assessments						10,000,000.0
Bank guarantees and standby letters of credit [Member]
Commitments And Contingencies [Line Items]
Bank guarantees and letters of credit outstanding						53,600,000
Bank guarantees [Member]
Commitments And Contingencies [Line Items]
Bank guarantees related to appeals on income tax and indirect tax cases						16,700,000
Damages from Product Defects [Member]
Commitments And Contingencies [Line Items]
Reversal of previously recorded provision		(17,500,000)				(17,500,000)
Unsecured Debt [Member] | Nutrition & Biosciences, Inc [Member] | Senior Unsecured Bridge Term Loan [Member]
Commitments And Contingencies [Line Items]
Debt, face amount							$ 7,500,000,000
Unsecured Debt [Member] | Nutrition & Biosciences, Inc [Member] | Senior Unsecured Term Loan Facilities [Member]
Commitments And Contingencies [Line Items]
Debt, face amount							1,250,000,000
Unsecured Debt [Member] | Nutrition & Biosciences, Inc [Member] | Three Hundred Sixty Four Day Senior Unsecured Bridge Facility [Member]
Commitments And Contingencies [Line Items]
Debt, face amount							$ 6,250,000,000
Taste [Member] | Guangzhou, China [Member]
Commitments And Contingencies [Line Items]
Property, plant and equipment		61,000,000				61,000,000
Scent [Member] | Guangzhou, China [Member]
Commitments And Contingencies [Line Items]
Property, plant and equipment		9,000,000				9,000,000
Nutrition & Biosciences, Inc [Member]
Commitments And Contingencies [Line Items]
Liabilities Subject to Compromise, Early Contract Termination Fees		521,500,000				521,500,000
Business Acquisition, Transaction Costs		75,000,000				75,000,000
BRAZIL | Foreign Tax Authority [Member]
Commitments And Contingencies [Line Items]
Proceeds from Income Tax Refunds		8,000,000.0
Zhejiang Ingredients Plant [Member]
Commitments And Contingencies [Line Items]
Gain Contingency, Relocation Payments Received	$ 15,000,000				$ 15,000,000
Property, plant and equipment		$ 10,000,000				$ 10,000,000